Related party	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of related party [text block]
6.8 RELATED-PARTY TRANSACTIONS
Related party transactions are reported following: (i) the criteria set forth in the International Accounting Standard 24 (“IAS 24”) and (ii) the General Instructions of Part I, Item 7.B. of Form 20-F. These transactions between the Company[1] (or its Group companies) and related parties, carried out on an arm’s length basis and in the ordinary course of business in 2024, 2023[2], and 2022[2], are disclosed below, in four separate categories.
If the related party has been a related party for a period shorter than the financial year, the transactions during this period are disclosed.
a) Transactions between Ferrovial SE and its key management personnel[3]
This section includes the transactions between the Company and its key management personnel, their close family members, or companies in which one or the other holds control or joint control, or over which they could exercise significant influence. It also includes transactions with enterprises that have a member of the key management personnel in common with the Company.
At December 31, 2024:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Bankinter, S.A.	Financial expenses	(65)	(65)	(65)
Banco Sabadell, S.A.	Bank and other guarantees received	(20,126)	—	(20,126)
	Financial expenses	(158)	(158)	(158)
At December 31, 2023:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Bankinter, S.A.	Financial expenses	(1,268)	—	—
Banco Sabadell, S.A.	Bank and other guarantees received	(20,110)	—	(20,110)
Banco Sabadell, S.A.	Financial expenses	(1,270)	(1,270)	—
Bank of America	Financing agreements	(112,000)	—	(112,000)
Bank of America	Bank and other guarantees received	(8,127)	—	(8,127)
Bank of America	Financial expenses	(46)	—	—
Bank of America	Settlement of derivatives	1,415	1,415	—
KBC Bank	Financing agreements	(1,660)	—	(1,660)
KBC Bank	Bank and other guarantees received	(43,000)	—	(43,000)
At December 31, 2022:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Bankinter, S.A.	Financing agreements	(50,000)	—	(50,000)
Bankinter, S.A.	Financial expenses	(253)	—	—
Banco Sabadell, S.A.	Financing agreements	(49,692)	—	(49,692)
Banco Sabadell, S.A.	Bank and other guarantees received	(19,480)	—	(19,480)
Banco Sabadell, S.A.	Financial expenses	(826)	—	—
Marsh McLennan	Services received	(253)	—	—
b) Transactions between subsidiaries of the Company and the Company’s key management personnel[3]
This section includes the transactions between Group companies and the Company’s key management personnel, their close family members or companies in which one or the other holds control or joint control, or over which they could exercise significant influence. It also includes transactions with Group enterprises that have a member of the key management personnel in common with the Company.
At December 31, 2024:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Juan del Pino Fdez-Fontecha	Services rendered	554	97	188
Ignacio del Pino Fdez-Fontecha	Services rendered	554	97	29
Rafael del Pino Fdez-Fontecha	Services rendered	554	97	99
EDP	Services received	(31)	—	(11)
EDP	Services rendered	8,392	660	1,348
Cummins	Services received	(15)	—	—
Cummins	Services rendered	1,483	1,593	—
Marsh McLennan	Services received	(2,251)	—	9
Holcim group	Services received	(10,498)	—	(1,178)
Bankinter, S.A.	Financing agreements	(14,286)	—	(14,286)
Bankinter, S.A.	Bank and other guarantees received	(40,909)	—	(40,909)
Bankinter, S.A.	Financial income	294	294	—
Bankinter, S.A.	Financial expenses	(135)	(135)	(135)
Banco Sabadell, S.A.	Financing agreements	(117,929)	—	(117,929)
Banco Sabadell, S.A.	Bank and other guarantees received	(47,404)	—	(47,404)
Banco Sabadell, S.A.	Financial income	4,802	4,802	—
Banco Sabadell, S.A.	Financial expenses	(157)	(155)	(155)
Banco Sabadell, S.A.	Settlement of derivatives	435	435	435
KBC Bank	Financing agreements	—	—	—
KBC Bank	Financial expenses	—	—	—
KBC Bank	Settlement of derivatives	—	—	—
Applus Group	Services received	(162)	—	(60)
Note: Two contracts were entered into with a company of the Ferrovial Group in 2023 (as disclosed in the Management Report for that financial year): one between Ferrovial Construcción, S.A. and an entity controlled by the Chairman and one between Ferrovial Construcción, S.A. and certain close family members of the Chairman. Both agreements were entered into as part of the ordinary course of business of Ferrovial Construcción, S.A. The amounts invoiced in 2024 under the latter contract are shown in the table above. For more information on this latter transaction, please refer to section 2.8.3.1 of the Corporate Governance section on conflict-of-interest transactions, included in the Management Report.
At December 31, 2023:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Marsh McLennan Group	Services received	(2,051)	—	(51)
Holcim Group	Services received	(7,478)	(7)	(2,094)
Juan del Pino Fdez-Fontecha	Services rendered	25	(12)	27
Ignacio del Pino Fdez-Fontecha	Services rendered	25	(12)	27
Rafael del Pino Fdez-Fontecha	Services rendered	25	(12)	27
Cummins Group	Services rendered	28,012	(666)	833
Bankinter, S.A.	Financing agreements	(27,390)	—	(27,390)
Bankinter, S.A.	Bank and other guarantees received	(55,279)	—	(55,279)
Bankinter, S.A.	Financial income	602	602	—
Bankinter, S.A.	Financial expenses	—	—	—
Sabadell, S.A.	Financing agreements	(31,011)	—	(31,011)
Sabadell, S.A.	Bank and other guarantees received	(48,055)	—	(48,055)
Sabadell, S.A.	Financial income	410	410	—
Sabadell, S.A.	Financial expenses	(1,536)	(1,411)	—
Sabadell, S.A.	Derivatives settlement	6	6	—
Bank of America	Financing agreements	(191,028)	—	(191,028)
Bank of America	Financial expenses	(8,302)	(8,250)	—
At December 31, 2022:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Marsh McLennan group	Services received	(1,634)	—	126
Sulzer	Services received	(145)	—	(93)
Holcim group	Services received	(4,826)	—	(258)
Bankinter, S.A.	Financing agreements	(13,149)	—	(13,149)
Bankinter, S.A.	Bank and other guarantees	(55,119)	—	(55,119)
Bankinter, S.A.	Financial expenses	—	—	—
Banco Sabadell, S.A.	Financing agreements	(7,459)	—	(7,459)
Banco Sabadell, S.A.	Bank and other guarantees	(32,410)	—	(32,410)
Banco Sabadell, S.A.	Financial income	1,581	—	—
Banco Sabadell, S.A.	Financial expenses	(881)	—	—
c) Transactions with equity-accounted companies
This section includes the transactions carried out between Group companies and equity-accounted companies entered into in the ordinary course of business and on normal market terms.

(Million euro)	2024	2023	2022
Services received	(1)	(3)	(2)
Services provided	138	111	89
Net financial expenses/Income	42	28	22
Payables to related parties	41	23	28
Receivables from related parties	331	294	252
d) Transactions between Group companies
This section includes the transactions carried out between the Group companies in the ordinary course of business, in terms of purpose and conditions, and were not eliminated on consolidation for the following reason.
As explained in detail in Note 1.3.2., balances and transactions relating to construction work performed by the Construction Division for the Group's infrastructure concession operators are not eliminated on consolidation since, at the consolidated level, contracts of this type are classed as construction contracts in which the work, while being executed, is deemed to be performed for third parties, as the ultimate owner of the works is the awarding entity from both a financial and a legal viewpoint.
In 2024, 2023 and 2022, Ferrovial's Construction Division billed those concession operators for EUR 206,077 thousand in 2024 (EUR 375,680 thousand in 2023 and EUR 865,487 thousand in 2022) for work performed and related advance payments and, in this respect, recognized sales for that construction work totaling EUR 303,050 thousand in 2024, EUR 489,259 thousand in 2023 and EUR 1,030,639 thousand in 2022.
In 2024, the profit from these transactions attributable to the Company’s holdings in the concession operators in question and not eliminated on consolidation, net of taxes and non-controlling interests, was EUR -14,206 thousand. In 2023, this amounted to EUR -34,942 thousand and in 2022 to EUR -60,507 thousand.